DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Fair Value of Derivative Contracts

The fair value of derivative contracts in the interim consolidated balance sheets at June 30, 2020 and December 31, 2019 were as follows:

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2020
Derivatives designated as hedging instruments
Currency forward contracts	$297	$325
Derivatives not designated as hedging instruments
Currency forward and option contracts	$251	$13

Total derivatives	$548	$338

F - 10

CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 5:DERIVATIVE INSTRUMENTS (Cont.)

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2019
Derivatives designated as hedging instruments
Currency forward contracts	$318	$-
Derivatives not designated as hedging instruments
Currency forward and option contracts	$55	$112

Total derivatives	$373	$112

Schedule of Notional Amounts of Outstanding Derivative Contracts

The notional amounts of outstanding derivative contracts in U.S. dollars at June 30, 2020 and December 31, 2019 were as follows:

	December 31, 2019	June 30, 2020
Derivatives designated as hedging instruments
Currency forward contracts	$29,621	$22,510
Derivatives not designated as hedging instruments
Currency forward and option contracts	$28,532	$14,771

Total derivatives	$58,153	$37,281

Schedule of Derivative Contracts on Unaudited Consolidated Statements of Operations

The effect of derivative contracts on the interim consolidated statements of operations for the six months ended June 30, 2020 and 2019 was as follows:

	Six months ended June 30,
	2019	2020

Operating income (expenses)	$85	$(51)
Financial income (expenses)	$(559)	$658